S-K 1602(c) Dilution	Jun. 30, 2026 USD ($) $ / shares shares
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.9
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.93
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.1
Net Tangible Book Value (in Dollars) | $	$ (180,577)
Net Tangible Book Value, Proceeds from Offering (in Dollars) | $	152,200,000
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 108,476,682
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	18,382,500
Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.9
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.93
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.1
Net Tangible Book Value (in Dollars) | $	$ (180,577)
Net Tangible Book Value, Proceeds from Offering (in Dollars) | $	174,475,000
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 124,375,182
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	21,069,750
Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.85
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	4.88
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.15
Net Tangible Book Value (in Dollars) | $	$ (180,577)
Net Tangible Book Value, Proceeds from Offering (in Dollars) | $	152,200,000
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 70,976,682
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	14,632,500
Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.85
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	4.88
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.15
Net Tangible Book Value (in Dollars) | $	$ (180,577)
Net Tangible Book Value, Proceeds from Offering (in Dollars) | $	174,475,000
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 81,250,182
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	16,757,250
Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.08
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	3.11
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.92
Net Tangible Book Value (in Dollars) | $	$ (180,577)
Net Tangible Book Value, Proceeds from Offering (in Dollars) | $	152,200,000
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 33,476,682
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	10,882,500
Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.06
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	3.09
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.94
Net Tangible Book Value (in Dollars) | $	$ (180,577)
Net Tangible Book Value, Proceeds from Offering (in Dollars) | $	174,475,000
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 38,125,182
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	12,444,750
Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.56)
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	(0.53)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 10.56
Net Tangible Book Value (in Dollars) | $	$ (180,577)
Net Tangible Book Value, Proceeds from Offering (in Dollars) | $	152,200,000
Net Tangible Book Value, Adjusted (in Dollars) | $	$ (4,023,318)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	7,132,500
Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.61)
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	(0.58)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 10.61
Net Tangible Book Value (in Dollars) | $	$ (180,577)
Net Tangible Book Value, Proceeds from Offering (in Dollars) | $	174,475,000
Net Tangible Book Value, Adjusted (in Dollars) | $	$ (4,999,818)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	8,132,250
No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.6
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.63
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.4
Net Tangible Book Value (in Dollars) | $	$ (180,577)
Net Tangible Book Value, Proceeds from Offering (in Dollars) | $	152,200,000
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 145,976,682
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	22,132,500
No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.6
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.63
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.4
Net Tangible Book Value (in Dollars) | $	$ (180,577)
Net Tangible Book Value, Proceeds from Offering (in Dollars) | $	174,475,000
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 167,500,182
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	25,382,250
Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.6
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.9
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	4.1
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.85
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	5.15
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.06
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	6.94
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.61)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	10.61
Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.6
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.9
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	4.1
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.85
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	5.15
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.08
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	6.92
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.56)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10.56
Plus: Offering costs paid in advance, excluded from tangible book deficit before this offering [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 105,759
Plus: Offering costs paid in advance, excluded from tangible book deficit before this offering [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	105,759
Plus: Offering costs paid in advance, excluded from tangible book deficit before this offering [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	105,759
Plus: Offering costs paid in advance, excluded from tangible book deficit before this offering [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	105,759
Plus: Offering costs paid in advance, excluded from tangible book deficit before this offering [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	105,759
Plus: Offering costs paid in advance, excluded from tangible book deficit before this offering [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	105,759
Plus: Offering costs paid in advance, excluded from tangible book deficit before this offering [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	105,759
Plus: Offering costs paid in advance, excluded from tangible book deficit before this offering [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	105,759
Plus: Offering costs paid in advance, excluded from tangible book deficit before this offering [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	105,759
Plus: Offering costs paid in advance, excluded from tangible book deficit before this offering [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	105,759
Less: Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(6,000,000)
Less: Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(6,900,000)
Less: Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(6,000,000)
Less: Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(6,900,000)
Less: Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(6,000,000)
Less: Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(6,900,000)
Less: Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(6,000,000)
Less: Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(6,900,000)
Less: Deferred underwriting commissions [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(6,000,000)
Less: Deferred underwriting commissions [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(6,900,000)
Less: Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(148,500)
Less: Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(148,500)
Less: Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(148,500)
Less: Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(148,500)
Less: Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: Over-allotment liability [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(148,500)
Less: Over-allotment liability [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(37,500,000)
Less: Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(43,125,000)
Less: Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(75,000,000)
Less: Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(86,250,000)
Less: Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(112,500,000)
Less: Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(129,375,000)
Less: Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(150,000,000)
Less: Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(172,500,000)
Less: Amounts paid for redemptions [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: Amounts paid for redemptions [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Class B ordinary shares forfeited if over-allotment option is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(750,000)
Class B ordinary shares forfeited if over-allotment option is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment
Class B ordinary shares forfeited if over-allotment option is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(750,000)
Class B ordinary shares forfeited if over-allotment option is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment
Class B ordinary shares forfeited if over-allotment option is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(750,000)
Class B ordinary shares forfeited if over-allotment option is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment
Class B ordinary shares forfeited if over-allotment option is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(750,000)
Class B ordinary shares forfeited if over-allotment option is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment
Class B ordinary shares forfeited if over-allotment option is not exercised [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(750,000)
Class B ordinary shares forfeited if over-allotment option is not exercised [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment
Class A ordinary shares included in the units offered [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	15,000,000
Class A ordinary shares included in the units offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	17,250,000
Class A ordinary shares included in the units offered [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	15,000,000
Class A ordinary shares included in the units offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	17,250,000
Class A ordinary shares included in the units offered [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	15,000,000
Class A ordinary shares included in the units offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	17,250,000
Class A ordinary shares included in the units offered [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	15,000,000
Class A ordinary shares included in the units offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	17,250,000
Class A ordinary shares included in the units offered [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	15,000,000
Class A ordinary shares included in the units offered [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	17,250,000
Class A ordinary shares underlying the rights included in the units offered [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	1,500,000
Class A ordinary shares underlying the rights included in the units offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	1,725,000
Class A ordinary shares underlying the rights included in the units offered [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	1,500,000
Class A ordinary shares underlying the rights included in the units offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	1,725,000
Class A ordinary shares underlying the rights included in the units offered [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	1,500,000
Class A ordinary shares underlying the rights included in the units offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	1,725,000
Class A ordinary shares underlying the rights included in the units offered [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	1,500,000
Class A ordinary shares underlying the rights included in the units offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	1,725,000
Class A ordinary shares underlying the rights included in the units offered [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	1,500,000
Class A ordinary shares underlying the rights included in the units offered [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	1,725,000
Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	575,000
Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	597,500
Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	575,000
Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	597,500
Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	575,000
Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	597,500
Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	575,000
Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	597,500
Private Placement Units [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	575,000
Private Placement Units [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	597,500
Class A ordinary shares underlying the rights included in the private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	57,500
Class A ordinary shares underlying the rights included in the private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	59,750
Class A ordinary shares underlying the rights included in the private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	57,500
Class A ordinary shares underlying the rights included in the private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	59,750
Class A ordinary shares underlying the rights included in the private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	57,500
Class A ordinary shares underlying the rights included in the private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	59,750
Class A ordinary shares underlying the rights included in the private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	57,500
Class A ordinary shares underlying the rights included in the private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	59,750
Class A ordinary shares underlying the rights included in the private placement units [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	57,500
Class A ordinary shares underlying the rights included in the private placement units [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	59,750
Less Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(3,750,000)
Less Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(4,312,500)
Less Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(7,500,000)
Less Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(8,625,000)
Less Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(11,250,000)
Less Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(12,937,500)
Less Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(15,000,000)
Less Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(17,250,000)
Less Ordinary shares redeemed [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment
Less Ordinary shares redeemed [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment